Earnings per share (Tables)	12 Months Ended
Mar. 31, 2016
Earnings per share
Schedule of computation of basic and diluted net income per share

	Year ended March 31,
	2014	2015	2016
	(in millions of RMB, except share data and per share data)
Numerator:
Net income attributable to ordinary shareholders for computing net income per ordinary share — basic	23,076	24,149	71,460
Reversal of accretion of Convertible Preference Shares	31	15	—
Reversal of dividend of Convertible Preference Shares	208	97	—

Net income attributable to ordinary shareholders for computing net income per ordinary share — diluted	23,315	24,261	71,460
Shares (denominator):
Weighted average number of shares used in calculating net income per ordinary share — basic (million shares)	2,175	2,337	2,458
Adjustments for dilutive share options and RSUs (million shares)	66	120	104
Conversion of Convertible Preference Shares (million shares)	91	43	—

Weighted average number of shares used in calculating net income per ordinary share — diluted (million shares)	2,332	2,500	2,562
Net income per ordinary share/ADS — basic (RMB)	10.61	10.33	29.07

Net income per ordinary share/ADS — diluted (RMB)	10.00	9.70	27.89